Significant Accounting Policies - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Assets
Prepaid expenses and other current assets	$ 219,057	$ 443,460	$ 454,010
Prepaid expenses and other assets	1,260,951	1,115,972	1,161,501
Liabilities
Current portion of deferred revenue		3,605,199	3,710,710
Long-term deferred revenue	8,071,920	5,527,296	5,982,591
Stockholders' equity (deficit):
Accumulated deficit	(167,053,897)	(113,413,311)	(113,918,038)
Statement of Operations and Comprehensive Loss:
Revenues	2,706,981
Costs and expenses:
Cost of sales	121,391
Net loss	(53,135,859)	(29,154,240)
Without Adoption of Topic 606
Assets
Prepaid expenses and other current assets	519,057
Prepaid expenses and other assets	657,092
Liabilities
Current portion of deferred revenue	3,000,000
Long-term deferred revenue	2,033,333
Stockholders' equity (deficit):
Accumulated deficit	(164,319,169)
Statement of Operations and Comprehensive Loss:
Revenues	5,436,630	$ 7,258,123
Costs and expenses:
Cost of sales	394,356
Net loss	(50,679,175)
Adjustments
Assets
Prepaid expenses and other current assets	(300,000)		10,550
Prepaid expenses and other assets	603,859		45,529
Liabilities
Current portion of deferred revenue	(3,000,000)		105,511
Long-term deferred revenue	6,038,587		455,295
Stockholders' equity (deficit):
Accumulated deficit	2,734,728		$ (504,727)
Statement of Operations and Comprehensive Loss:
Revenues	(2,729,649)
Costs and expenses:
Cost of sales	(272,965)
Net loss	$ 2,456,684